Document And Entity Information	May 31, 2026
Document Information [Line Items]
Entity, Registrant Name	Gorilla Technology Group Inc.
Document, Type	6-K
Entity, File Number	001-41448
Document, Period End Date	May 31, 2026
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001903145